Allowance for loan losses and credit quality Allowance for Loan Losses, by Class of Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of year	$ 4,226	$ 3,755
Provision (credit) for loan loss	660	775
Recoveries of amounts charged off	43	44
Net	4,929	4,574
Amounts charged off	(272)	(348)
Balance, end of year	4,657	4,226
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of year	1,250	1,033
Provision (credit) for loan loss	152	242
Recoveries of amounts charged off	8	3
Net	1,410	1,278
Amounts charged off	(119)	(28)
Balance, end of year	1,291	1,250
Construction Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of year	367	240
Provision (credit) for loan loss	110	144
Recoveries of amounts charged off	12	0
Net	489	384
Amounts charged off	(33)	(17)
Balance, end of year	456	367
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of year	2,278	2,117
Provision (credit) for loan loss	349	430
Recoveries of amounts charged off	0	0
Net	2,627	2,547
Amounts charged off	(95)	(269)
Balance, end of year	2,532	2,278
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of year	232	250
Provision (credit) for loan loss	(79)	(31)
Recoveries of amounts charged off	6	14
Net	159	233
Amounts charged off	0	(1)
Balance, end of year	159	232
Consumer, Other and Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of year	99	115
Provision (credit) for loan loss	128	(10)
Recoveries of amounts charged off	17	27
Net	244	132
Amounts charged off	(25)	(33)
Balance, end of year	$ 219	$ 99